Document and Entity Information	Nov. 05, 2025
Cover [Abstract]
Entity Registrant Name	NOVANTA INC
Amendment Flag	false
Entity Central Index Key	0001076930
Document Type	8-K
Document Period End Date	Nov. 05, 2025
Entity Incorporation State Country Code	A3
Entity File Number	001-35083
Entity Tax Identification Number	98-0110412
Entity Address, Address Line One	125 Middlesex Turnpike
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	266-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	NOVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false